Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Pension Expected Future Benefit Payments [Line Items]
2015	$ 237
2016	150
2017	135
2018	253
2019	178
2020 and thereafter	$ 972